PRESIDENT'S MESSAGE

Dear Shareholder:

Municipal Cash Series II was established in 1990, and I am pleased to present its Semi-Annual Report, which covers the six-month reporting period ended November 30, 1998. The report begins with an investment review by the fund's portfolio manager, Mary Jo Ochson, Senior Vice President of Federated Advisers, which is followed by a complete listing of the fund's holdings in tax-free securities issued by municipalities nationwide, and its financial statements.

During the reporting period, Municipal Cash Series II paid a total of $0.01 in tax-free dividends per share.* In addition to tax-free income, this money market fund also offers tax-sensitive shareholders the important advantages of daily liquidity and stability of principal.** The fund has maintained a net asset value of $1.00 per share since its inception. By the end of the reporting period, fund assets totaled $271.9 million.

Thank you for choosing Municipal Cash Series II as a convenient way to help your ready cash earn daily, tax-free income. Please contact your investment representative if you have any questions about the fund.

Sincerely,

/s/ Richard B. Fisher

Richard B. Fisher
President
January 15, 1999

 * Income may be subject to the federal alternative minimum tax and state and local taxes.

 ** An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

                               Investment Review

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice

President, Federated Advisers

Q. What are your comments on the economy and the interest rate environment during the six-month reporting period?

A. The economy remained healthy over the reporting period. At the same time, overall inflationary pressures were subdued due to a slight weakness in the manufacturing sector resulting from the economic turmoil in Asia. Strong labor markets with consequences of wage inflation continued to occupy the thoughts of the Federal Reserve Board ("Fed") throughout much of the reporting period. However, the reporting period coincided with a continuing unsteady economic picture abroad and volatile equity markets in the U.S. as a result. Economic activity began to slow relative to the robust pace of the first quarter of 1998 in large part due to business inventory drawdowns. Labor markets, with unemployment at or near historical lows, continued to show strength especially in the service sectors. Business and consumer spending moderated throughout the reporting period, while wages and prices remained stable. The Fed's policy switched dramatically during the reporting period, while economic indicators gave mixed signals. Clearly the Fed was concerned with overriding weakness from turmoil overseas and the resulting flight to quality liquidity crunch. Beginning in September, the Fed eased 3 times in the next 7 weeks for a total of 75 basis points. Short-term interest rates, as one would expect, followed the Fed's action. Movements in the 1-year Treasury bill over the reporting period best reveal the market's sentiment. The 1-year Treasury bill traded in the 5.40% range during June and July of 1998, levels then fell to the 5.20% range by August as market sentiment shifted toward an easing by the Fed. As the Fed ease became more imminent, market participants pushed yields lower to the 4.75% range by September. The reporting period ended with 1-year Treasury bill rates in the 4.50% range.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over this reporting period, primarily coupon payments and corporate income tax payments. These technical factors and the Fed's bias toward easing contributed to the relative flatness of the short-term tax-exempt yield curve. Variable rate demand notes ("VRDN"s), which comprise more than 60% of the fund's assets, started the reporting period in the 3.50% range, but moved sharply lower in July to the 3.00% level as supply and demand imbalances occurred. Yields then rose back to the 3.50% level by the end of July as coupon payment reinvestment pressures eased. VRDNs yields spiked in mid-September as corporate income tax payments provided a brief oversupply of securities. Yields then fell as the Fed easing occurred, ending the reporting period below where they began, at the 3.15% range. Over the six month reporting reporting period, VRDN yields averaged roughly 64% of taxable rates making them marginally attractive for investors at the 36% federal tax bracket and attractive for the highest federal tax bracket. Over the same reporting period, tax-exempt 1-year notes, as well as VRDNs, averaged 3.34%.

Q.  What were your strategies for the fund during the reporting period?

A. The fund's average maturity at the beginning of the reporting period was approximately 50 days. The fund remained in a 45 to 50 day average maturity range over the reporting period, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer term securities with maturities between 6 and 12 months. Once an average maturity range was targeted, the portfolio maximized performance through ongoing relative value analysis. Our relative value analysis included the comparison of the richness or cheapness of municipal securities to one another, as well as municipals to taxable instruments, such as treasury securities.

Q.  How did the fund's yield react during the reporting period?

A. The 7-day net yield for the fund on November 30, 1998 was 2.79%* compared to 3.16% on June 1, 1998. Yields fell starting in July due in large part to technical factors related to coupon reinvestment then continuing as the Fed eased. The latest yield was the equivalent of a 4.62% taxable yield for investors in the highest federal and state effective tax bracket.

Q.  As we approach year end, what is your outlook for 1999?

A. The extent of the Asian economic crisis and its impact on U.S. growth should be more clear as we continue into 1999. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, has shown the willingness to act quickly. If the drag on the U.S. economy is not as great as once feared, expectations of a need for a Fed tightening may then resurface. In the near term, market movements will likely reflect technical as well as fundamental factors. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds more closely reflect the fund's current earnings.

                           Portfolio of Investments

                           Municipal Cash Series II
                         November 30, 1998 (unaudited)


Principal Amount                                                                                                             Value
(a)Short-Term Municipals--99.3%

Alabama--5.7%

$655,000                  Abbeville, AL, IDB Monthly VRDNs (Great Southern Wood Preserving Co.)/(SouthTrust      $    655,000
                          Bank of Alabama, Birmingham LOC)

3,150,000                 Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(SouthTrust Bank of         3,150,000
                          Alabama, Birmingham LOC)
1,000,000                 Huntsville, AL IDA Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama,      1,000,000
                          Birmingham LOC)
3,100,000                 Phenix City, AL, (Series 1998) Weekly VRDNs (Kudzu, LLC)/(SunTrust Bank, Atlanta LOC)     3,100,000
5,500,000                 Selma, AL IDB, Solid Waste Disposal Revenue Bonds (Series A), 3.85% TOBs                  5,500,000
                          (International Paper Co.), Optional Tender 3/1/1999

2,000,000                 Troy, AL IDB, (Series 1997A) Weekly VRDNs (Hudson Cos.)/(Amsouth Bank N.A.,               2,000,000
                          Birmingham LOC)
                          Total                                                                                    15,405,000
Arizona--3.2%

3,650,000                 Eloy, AZ IDA, (Series 1996) Weekly VRDNs (The Marley Cooling Tower Co.)/(First Union      3,650,000
                          National Bank, Charlotte, N.C. LOC)
5,100,000                 Phoenix, AZ Civic Improvement Corp., (Airport Improvements, Series 1995) Weekly           5,100,000
                          VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)
                          Total                                                                                     8,750,000
Arkansas--1.5%

4,015,000                 Arkansas Development Finance Authority, Home Mortgage Revenue Bonds (Series C),           4,015,000
                          3.65% BANs, 3/1/1999
California--2.2%

6,000,000                 (b)California Public Capital Improvements Financing Authority, Trust Receipts
                          (Series 1996 FR-3) Weekly VRDNs (MBIA INS)/(Bank of New York, New York LIQ)               6,000,000
Colorado--2.3%

3,000,000                 Colorado HFA, (Series 1998) Weekly VRDNs (W & R Investment Co. LLP and K & W Metal        3,000,000
                          Fabricators, Inc.)/(UMB Bank, N.A. LOC)

3,380,000                 (b)Colorado HFA, MERLOTs (Series C), 3.40% TOBs (Corestates Bank N.A., Philadelphia,      3,380,000
                          PA LIQ), Optional Tender 2/1/1999
                          Total                                                                                     6,380,000
Connecticut--1.5%

4,000,000                 Bridgeport, CT, UT GO, 4.25% BANs, 3/18/1999                                              4,005,136
Florida--2.2%
6,000,000                 Greater Orlando (FL) Aviation Authority, Airport Facilities Subordinated CP Notes         6,000,000
                          (Series B), 3.50% CP, Mandatory Tender 12/28/1998

Georgia--3.5%

$2,100,000                Columbus, GA Housing Authority Weekly VRDNs (Ralston Towers)/(Columbus Bank and        $  2,100,000
                          Trust Co., GA LOC)
2,000,000                 Crisp County, GA Development Authority, (Series B), 4.20% TOBs (Masonite                  2,000,000
                          Corporation)/ (International Paper Co. GTD), Optional Tender 9/1/1999
1,240,000                 Franklin County, GA Industrial Building Authority, (Series 1995) Weekly VRDNs (Bosal      1,240,000
                          Industries, Inc.)/(Bank of New York, New York LOC)
3,300,000                 Marietta, GA Housing Authority, Multifamily Housing Revenue Bonds (Series 1995)           3,300,000
                          Weekly VRDNs (Chalet Apartments Project)/(General Electric Capital Corp. LOC)
1,000,000                 Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.)                          1,000,000
                          Total                                                                                     9,640,000
Hawaii--2.1%

3,000,000                 Hawaii Finance and Development Corp., PT-1049 Weekly VRDNs (Merrill Lynch Capital         3,000,000
                          Services, Inc. LIQ)
2,745,000                 (b)Hawaii State Airport System, (Second Series 1991) PT-163, 3.75% TOBs (AMBAC INS)/      2,745,000
                          (Banque Nationale de Paris LIQ), Optional Tender 2/11/1999
                          Total                                                                                     5,745,000
Idaho--1.9%

5,240,000                 Idaho Housing Agency, Single Family Mortgage Bonds (PA-145) Weekly VRDNs (Merrill         5,240,000
                          Lynch Capital Services, Inc. LIQ)
Illinois--3.9%

3,200,000                 Chicago, IL, (Series 1997) Weekly VRDNs (Trendler Components, Inc.)/(American             3,200,000
                          National Bank, Chicago LOC)
6,000,000                 Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), 3.90% TOBs (Peoples Gas Light      6,000,000
                          & Coke Company), Optional Tender 12/1/1998
1,400,000                 Illinois Development Finance Authority Weekly VRDNs (Olympic Steel, Inc.)/(National       1,400,000
                          City Bank, Ohio LOC)
                          Total                                                                                    10,600,000
Indiana--2.6%

1,500,000                 Huntington, IN, (Series 1998) Weekly VRDNs (DK Enterprises LLC)/(Norwest Bank             1,500,000
                          Minnesota, N.A. LOC)
2,000,000                 Huntington, IN, (Series 1998) Weekly VRDNs (Huesing Industries, Inc.)/(Norwest Bank       2,000,000
                          Minnesota, N.A. LOC)
1,325,000                 Indiana Development Finance Authority, Economic Development Revenue Refunding Bonds       1,325,000
                          Weekly VRDNs (T. M. Morris Manufacturing Co., Inc. Project)/(Bank One, Indianapolis,
                          N.A. LOC)

1,000,000                 Indiana Economic Development Commission, Revenue Bonds (Series 1989) Weekly VRDNs         1,000,000
                          (O'Neal Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
1,210,000                 Tipton, IN, (Series 1997) Weekly VRDNs (MCJS, LLC)/(Bank One, Indianapolis, N.A. LOC)     1,210,000
                          Total                                                                                     7,035,000
Iowa--3.0%

$6,755,000                Iowa Falls, IA, (Series 1998) Weekly VRDNs (Heartland Pork Enterprises, Inc.)/(Bank    $  6,755,000
                          of Nova Scotia, Toronto LOC)
1,300,000                 Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Norwest         1,300,000
                          Bank Minnesota, N.A. LOC)
                          Total                                                                                     8,055,000
Kansas--0.6%

1,500,000                 Olathe, KS, (Series 1998) Weekly VRDNs (Eskridge, Inc.)/(Commerce Bank, Kansas City,      1,500,000
                          NA LOC)
Kentucky--13.1%

6,000,000                 Berea, KY, (Series 1997) Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi      6,000,000
                          Ltd. LOC)
1,175,000                 Jefferson County, KY Weekly VRDNs (Advanced Filtration, Inc.)/(Bank One, Kentucky         1,175,000
                          LOC)
2,500,000                 Jefferson County, KY, (1997 Series A), 3.60% CP (Louisville Gas & Electric Company),      2,500,000
                          Mandatory Tender 12/18/1998
5,995,000                 (b)Kentucky Housing Corp., (Series 1998 O), 3.80% TOBs (Bank of America NT and SA,        5,995,000
                          San Francisco LIQ), Mandatory Tender 8/10/1999
5,000,000                 (b)Kentucky Housing Corp., Variable Rate Certificates (Series 1998 W), 3.25% TOBs         5,000,000
                          (Bank of America NT and SA, San Francisco LIQ), Optional Tender 6/15/1999
6,370,000                 (b)Louisville & Jefferson County, KY Regional Airport Authority, (Series C) PT-211,       6,370,000
                          3.10% TOBs (MBIA INS)/(Bayerische Vereinsbank AG, Munich LIQ), Optional Tender
                          4/8/1999
2,515,000                 Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.                   2,515,000
                          Project)/(Norwest Bank Minnesota, N.A. LOC)
1,785,000                 Muhlenberg County, KY, (Series A) Weekly VRDNs (Plastic Products Co.                      1,785,000
                          Project)/(Norwest Bank Minnesota, N.A. LOC)
4,400,000                 Paris, KY Weekly VRDNs (Monessen Holdings, LLC)/(Bank One, Kentucky LOC)                  4,400,000
                          Total                                                                                    35,740,000
Maryland--3.9%

3,705,000                 Maryland State Community Development Administration, (Series 1990 C) Weekly VRDNs         3,705,000
                          (Cherry Hill Apartment Ltd.)/(Nationsbank, N.A., Charlotte LOC)
990,000                   Maryland State Community Development Administration, (Series 1990A) Weekly VRDNs            990,000
                          (College Estates)/(First National Bank of Maryland, Baltimore LOC)
6,000,000                 Maryland State Community Development Administration, (Series 1990B) Weekly VRDNs          6,000,000
                          (Cherry Hill Apartment Ltd.)/(Nationsbank, N.A., Charlotte LOC)
                          Total                                                                                    10,695,000
Massachusetts--1.8%

4,800,000                 Massachusetts IFA Weekly VRDNs (Commonwealth Laurel Lake Realty)/(KeyBank, N.A. LOC)      4,800,000
Minnesota--4.8%
915,000                   Byron, MN Weekly VRDNs (Schmidt Printing)/(Norwest Bank Minnesota, N.A. LOC)                915,000
$5,000,000                (b)Dakota County, Washington County & Anoka City, MN Housing & Redevelopment           $  5,000,000
                          Authority, MERLOTs (Series H), 3.35% TOBs (United States Treasury COL)/(Corestates
                          Bank N.A., Philadelphia, PA LIQ), Optional Tender 12/1/1998

5,000,000                 Faribault, MN IDA, (Series 1988) Weekly VRDNs (Jerome Foods)/(Norwest Bank                5,000,000
                          Minnesota, N.A. LOC)
2,000,000                 White Bear Lake, MN City of, Century Townhomes (Series 1997), 4.5475%                     2,000,000
                          TOBs(Westdeutsche Landesbank Girozentrale), Optional Tender 5/1/1999
                          Total                                                                                    12,915,000
Mississippi--0.5%

1,300,000                 Senatobia, MS Weekly VRDNs (Deltona Lighting Products, Inc.)/(Southtrust Bank of          1,300,000
                          West Florida, St. Petersburg LOC)
Multi State--4.4%

12,000,000                Charter Mac Floater Certificates Trust I Weekly VRDNs (MBIA INS)/(Bayerische             12,000,000
                          Landesbank Girozentrale, Commerzbank AG, Frankfurt, Credit Communal de Belgique,
                          Brussles and Landesbank Hessen-Thueringen, Frankfurt LIQs)

Nevada--0.9%

2,500,000                 Director of the State of Nevada Weekly VRDNs (Smithey-Oasis Co.)/(Mellon Bank NA,         2,500,000
                          Pittsburgh LOC)
New Hampshire--2.8%

5,520,000                 New Hampshire Business Finance Authority, IDRB (Series A) Weekly VRDNs (Upper Valley      5,520,000
                          Press)/(KeyBank, N.A. LOC)
2,000,000                 New Hampshire State IDA, (Series 1991), 4.25% TOBs (International Paper Co.),             2,000,000
                          Optional Tender 10/15/1999
                          Total                                                                                     7,520,000
New Jersey--1.8%

1,850,025                 Berkeley Township, NJ, 3.50% BANs, 7/30/1999                                              1,853,014
3,000,000                 Lakewood Township, NJ, 3.50% BANs, 7/28/1999                                              3,005,746
                          Total                                                                                     4,858,760

North Carolina--2.4%

6,600,000                 Person County, NC Industrial Facilities & Pollution Control Financing Authority           6,600,000
                          Daily VRDNs (Carolina Power & Light Co.)/(SunTrust Bank, Atlanta LOC)
North Dakota--0.4%

1,145,000                 Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold Baking Co. Project)/(Norwest       1,145,000
                          Bank Minnesota, N.A. LOC)
Ohio--6.4%

5,000,000                 Ohio HFA, Residential Mortgage Revenue Notes (1998 Series A-2), 3.80% BANs, 3/1/1999      5,000,000
7,600,000                 Ohio State Air Quality Development Authority, Air Quality Development Revenue Bonds       7,600,000
                          (1995 Series B) Weekly VRDNs (JMG Funding Limited Partnership)/(Societe Generale,
                          Paris LOC)

Ohio--continued

$4,000,000                Ohio State Water Development Authority, Ohio PCR Bonds (Series 1989) Weekly VRDNs      $  4,000,000
                          (Duquesne Light Power Co.)/(First National Bank of Chicago LOC)
775,000                   Strongsville, OH, 3.40% BANs, 11/4/1999                                                     776,737
                          Total                                                                                    17,376,737
Oregon--0.7%

2,000,000                 Oregon School Boards Association, Pooled Short-Term Borrowing Program (Series             2,000,000
                          1998A), 4.00% TRANs, 6/30/1999
Pennsylvania--1.8%

450,000                   Pennsylvania EDFA Weekly VRDNs (Respironics, Inc.)/(PNC Bank, N.A. LOC)                     450,000
1,414,400                 Pennsylvania EDFA, (Series 1992 C) Weekly VRDNs (Leonard H. Berenfield/Berenfield         1,414,400
                          Containers)/(PNC Bank, N.A. LOC)

3,000,000                 Pennsylvania EDFA, Economic Development Revenue Bonds (1996 Series D6) Weekly VRDNs       3,000,000
                          (Toyo Tanso Specialty Materials, Inc.)/(PNC Bank, N.A. LOC)
                          Total                                                                                     4,864,400
Rhode Island--0.7%

2,000,000                 Central Falls, RI, 3.90% BANs, 7/15/1999                                                  2,003,613
South Carolina--1.5%
4,000,000                 South Carolina Job Development Authority Weekly VRDNs (Boozer Lumber                      4,000,000
                          Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)

South Dakota--2.3%

3,000,000                 South Dakota Housing Development Authority, (1998 Series B), 3.75% BANs, 8/5/1999         3,000,000
3,130,000                 South Dakota Housing Development Authority, Homeownership Mortgage Bonds (1997            3,130,000
                          Series E) Weekly VRDNs

                          Total                                                                                     6,130,000

Tennessee--0.4%

500,000                   Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA Projects)/(SunTrust Bank,             500,000
                          Nashville LOC)
500,000                   Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995) Weekly VRDNs (Florida             500,000
                          Steel Corp.)/(Nationsbank, N.A., Charlotte LOC)
                          Total                                                                                     1,000,000
Texas--2.3%

2,000,000                 Angelina and Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds            2,000,000
                          (Series 1993), 4.00% CP (Temple-Eastex Inc.)/(Temple-Inland, Inc. GTD),Mandatory
                          Tender 3/8/1999
3,200,000                 Tarrant County, TX IDC Weekly VRDNs (Holden Business Forms)/(Norwest Bank Minnesota,      3,200,000
                          N.A. LOC)
$1,000,000                Tarrant County, TX IDC, (Series 1997) Weekly VRDNs (Lear Operations Corp.)/(Chase      $  1,000,000
                          Manhattan Bank N.A., New York LOC)
                          Total                                                                                     6,200,000
Utah--2.8%

3,650,000                 Heber City, UT, (Series 1998) Weekly VRDNs (Industrial Parkway Properties,                3,650,000
                          LLC)/(Bank One, Arizona N.A. LOC)
4,130,000                 Utah County, UT, Industrial Development Revenue Bonds (Series 1992) Weekly VRDNs          4,130,000
                          (McWane, Inc. Project)/(Amsouth Bank N.A., Birmingham LOC)
                          Total                                                                                     7,780,000
Virginia--1.3%

2,500,000                 Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co,       2,500,000
                          Inc Project)/(Bank One, Kentucky LOC)
1,110,000                 South Hill, VA IDA, (Series 1997) Weekly VRDNs (International Veneer Co.,                 1,110,000
                          Inc.)/(Bank One, Indiana, N.A. LOC)
                          Total                                                                                     3,610,000
West Virginia--0.7%

2,000,000                 Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products,          2,000,000
                          Inc.)/ (PNC Bank, N.A. LOC)
Wisconsin--3.4%

1,700,000                 Combined Locks, WI, Development Revenue Bonds, Series 1997 Weekly VRDNs (Appleton         1,700,000
                          Papers)/(Bank of Nova Scotia, Toronto LOC)
1,500,000                 Lancaster, WI Community School District, 3.60% TRANs, 10/29/1999                          1,503,957
1,360,000                 Milwaukee, WI Weekly VRDNs (Pelton Casteel, Inc.)/(Norwest Bank Minnesota, N.A. LOC)      1,360,000
2,000,000                 Plymouth, WI IDB Weekly VRDNs (Great Lakes Cheese)/(Rabobank Nederland, Utrecht LOC)      2,000,000
600,000                   Portage, WI, IDRB (Series 1994) Weekly VRDNs (Portage Industries Corp.                      600,000
                          Project)/(Bank One, Wisconsin, N.A. LOC)

1,995,000                 Wisconsin Housing & Economic Development Authority, Business Development Revenue          1,995,000
                          Bonds (Series 1995) Weekly VRDNs (Carlson Tool & Manufacturing Corp.)/(Firstar Bank,
                          Milwaukee LOC)

                          Total                                                                                     9,158,957

Wyoming--2.0%

5,510,000                 (b)Wyoming Community Development Authority, PT-195, 3.85% TOBs (Banco Santander SA        5,510,000
                          LIQ), Optional Tender 5/13/1999
                          Total Investments (at amortized cost)(c)                                               $270,077,603

  Securities that are subject to Alternative Minimum Tax represent 91.2% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

    Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At November 30, 1998, the portfolio securities were rated as follows:

    Tier Rating Based On Total Market Value (unaudited)

    First Tier  Second Tier
    93.5%         6.5%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1998, these securities amounted to $40,000,000 which represents 14.7% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($271,904,415) at November 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC  --American Municipal Bond Assurance Corporation
BANs  --Bond Anticipation Notes
COL  --Collateralized
CP  --Commercial Paper
EDA  --Economic Development Authority
EDFA  --Economic Development Financing Authority
GO  --General Obligation
GTD  --Guaranty
HFA  --Housing Finance Authority
IDA  --Industrial Development Authority
IDB  --Industrial Development Bond
IDC  --Industrial Development Corporation
IDRB  --Industrial Development Revenue Bond
IFA  --Industrial Finance Authority
INS  --Insured
LIQ  --Liquidity Agreement
LLC  --Limited Liability Corporation
LOC  --Letter of Credit
MBIA  --Municipal Bond Investors Assurance
MERLOTs --Municipal Exempt Receipts Liquidity Optional Tender Series PCR --Pollution Control Revenue
SA  --Support Agreement
TOBs  --Tender Option Bonds
TRANs  --Tax and Revenue Anticipation Notes
UT  --Unlimited Tax
VRDNs  --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                      Statement of Assets and Liabilities

                            Municipal Cash Series II
                         November 30, 1998 (unaudited)

Assets:

Total investments in securities, at amortized cost and value                                         $270,077,603
Cash                                                                                                      368,269
Income receivable                                                                                       1,748,464
Prepaid expenses                                                                                           16,684
Total assets                                                                                          272,211,020
Liabilities:

Income distribution payable                                                                $246,030
Accrued expenses                                                                             60,575
Total liabilities                                                                                         306,605
Net Assets for 271,904,415 shares outstanding                                                        $271,904,415
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$271,904,415 divide 271,904,415 shares outstanding                                                               $1.00

(See Notes which are an integral part of the Financial Statements)

                            Statement of Operations
                            Municipal Cash Series II

                 Six Months Ended November 30, 1998 (unaudited)


Investment Income:

Interest                                                                                    $4,810,587

Expenses:

Investment advisory fee                                                        $  652,057
Administrative personnel and services fee                                          98,330
Custodian fees                                                                      4,684
Transfer and dividend disbursing agent fees and expenses                           32,560
Directors'/Trustees' fees                                                           4,793
Auditing fees                                                                       6,945
Legal fees                                                                          8,961
Portfolio accounting fees                                                          31,168
Distribution services fee                                                         260,823
Share registration costs                                                           16,574
Printing and postage                                                                6,487
Insurance premiums                                                                 14,267
Taxes                                                                                 180
Miscellaneous                                                                       2,753
Total expenses                                                                  1,140,582
Waiver--

Waiver of investment advisory fee                                                 (78,511)
Net expenses                                                                                 1,062,071
Net investment income                                                                       $3,748,516

(See Notes which are an integral part of the Financial Statements)

                       Statement of Changes in Net Assets
                            Municipal Cash Series II


                                                                              Six Months
                                                                                Ended

                                                                             (unaudited)         Year Ended
                                                                          November 30, 1998     May 31, 1998

Increase (Decrease) in Net Assets:

Operations--

Net investment income                                                         $   3,748,516   $     8,334,333
Distributions to Shareholders--
Distributions from net investment income                                         (3,748,516)       (8,334,333)
Share Transactions--

Proceeds from sale of shares                                                    575,469,872     1,285,533,598
Net asset value of shares issued to shareholders in
payment of distributions declared                                                 3,433,773         7,736,401
Cost of shares redeemed                                                        (573,075,158)   (1,280,300,555)
Change in net assets resulting from share transactions                            5,828,487        12,969,444
Change in net assets                                                              5,828,487        12,969,444
Net Assets:

Beginning of period                                                             266,075,928       253,106,484
End of period                                                                 $ 271,904,415   $   266,075,928

(See Notes which are an integral part of the Financial Statements)

                              Financial Highlights
                            Municipal Cash Series II

(For a share outstanding throughout each period)


                                                          Six Months

                                                             Ended

                                                          (unaudited)

                                                         November 30,                   Year Ended May 31,
                                                             1998         1998       1997       1996      1995      1994
Net asset value, beginning of period                         $   1.00   $   1.00   $   1.00   $  1.00   $  1.00   $   1.00
Income from investment operations
Net investment income                                            0.01       0.03       0.03      0.03      0.03       0.02
Less distributions
Distributions from net investment income                        (0.01)     (0.03)     (0.03)    (0.03)    (0.03)     (0.02)
Net asset value, end of period                               $   1.00   $   1.00   $   1.00   $  1.00   $  1.00   $   1.00
Total return(a)                                                  1.45%      3.09%      2.96%     3.22%     3.02%      1.99%
Ratios to average net assets
Expenses                                                       0.81%*       0.81%      0.79%     0.79%     0.79%      0.79%
Net investment income                                          2.88%*       3.03%      2.93%     3.17%     2.91%      1.97%
Expense waiver/reimbursement(b)                                0.06%*       0.04%      0.16%     0.31%     0.23%      0.28%
Supplemental data
Net assets, end of period (000 omitted)                      $271,904   $266,076   $253,106   $59,888   $67,611   $131,770

*   Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                         Notes to Financial Statements
                            Municipal Cash Series II

                         November 30, 1998 (unaudited)

Organization

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at November 30, 1998 is as follows:


Security                                                                               Acquisition Date     Acquisition Cost

California Public Capital Improvements Financing Authority,

Trust Receipts (Series 1996FR-3) Weekly VRDNs                                        11/24/1998-11/30/1998        $6,048,822
Colorado HFA, MERLOTs (Series C)                                                                 11/2/1998         3,413,274

Dakota County, Washington County & Anoka City, MN

Housing & Redevelopment Authority, MERLOTs (Series H)                                             9/1/1998         5,000,000
Hawaii State Airport System, (Second Series 1991) PT-163                                          3/6/1998         2,745,226
Kentucky Housing Corp., (Series 1998 O)                                                          8/12/1998         5,995,000
Kentucky Housing Corp., Variable Rate Certificates
(Series 1998 W)                                                                                 11/19/1998         5,000,000
Louisville & Jefferson County, KY Regional Airport Authority,

(Series C) PT-211                                                                               10/26/1998         6,430,025
Wyoming Community Development Authority, PT-195                                                  5/29/1998         5,510,581

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1998, capital paid-in aggregated $271,904,415. Transactions in shares were as follows:


                                                                                        Six Months Ended
                                                                                          (unaudited)        Year Ended

                                                                                       November 30, 1998    May 31, 1998

Shares sold                                                                                  575,469,872    1,285,533,598
Shares issued to shareholders in payment of distributions declared                             3,433,773        7,736,401
Shares redeemed                                                                             (573,075,158)  (1,280,300,555)
Net change resulting from share transactions                                                   5,828,487       12,969,444

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transaction

During the period ended November 30, 1998, the Fund engaged in the purchase and sale transaction with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $250,200,000 and $254,460,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                Trustees                             Officers
            John F. Donahue                      John F. Donahue
            Thomas G. Bigley                         Chairman

          John T. Conroy, Jr.

        Nicholas P. Constantakis                Richard B. Fisher
          William J. Copeland                       President

         J. Christopher Donahue

          James E. Dowd, Esq.                 J. Christopher Donahue
        Lawrence D. Ellis, M.D.              Executive Vice President

     Edward L. Flaherty, Jr., Esq.

            Peter E. Madden                     Edward C. Gonzales
   John E. Murray, Jr., J.D., S.J.D.         Executive Vice President

            Wesley W. Posvar

           Marjorie P. Smuts                    John W. McGonigle
                                             Executive Vice President

                                                  and Secretary

                                                Richard J. Thomas
                                                    Treasurer

                                              Nicholas J. Seitanakis
                                               Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[LOGO] FEDERATED INVESTORS

       Municipal
       Cash Series II

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Semi-Annual Report
to Shareholders
November 30, 1998

Cusip 147552103
1121604 (1/99)

 [LOGO]
RECYCLED

 PAPER

                             PRESIDENT'S MESSAGE

Dear Shareholder:

Treasury Cash Series II was established in 1990, and I am pleased to present its Semi-Annual Report, which covers the six-month reporting period ended November 30, 1998. The report begins with an investment review by the fund's portfolio manager, Susan R. Hill, Vice President of Federated Advisers, which is followed by a complete listing of the fund's investments, and its financial statements.

During the reporting period, Treasury Cash Series II paid a total of $0.02 in dividends per share. In addition to income on their ready cash, this highly conservative money market fund also offers shareholders the important advantages of daily liquidity and stability of principal.* Assets totaled $213 million at the reporting period's end.

At the end of the reporting period, 85.6% of the fund's assets was invested in repurchase agreements backed by U.S. government securities, because these securities offered yield advantage over many direct government securities. The remainder of the fund's assets were invested in direct U.S. Treasury bills and notes.

Thank you for choosing Treasury Cash Series II as a convenient way to keep your cash working through the relative safety of U.S. Treasury money market obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

/s/ Richard B. Fisher

Richard B. Fisher
President
January 15, 1999

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

                              INVESTMENT REVIEW

Treasury Cash Series II is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's ("S&P")* and Aaa by Moody's Investors Service, Inc., ("Moody's").**

Early in the reporting period, economic fundamentals were still the driving factor behind movements in short-term interest rates. With economic growth still strong--albeit slowing from its torrid 5.50% pace of growth in the first quarter of 1998--market participants were content with the idea that the Federal Reserve Board ("Fed") would remain on the sidelines. The anticipated drag on the U.S. economy resulting from the economic crises in Asia had become apparent-- particularly in the manufacturing sector--over the second quarter of 1998. This slowdown lent comfort to investors that economic growth would not be so robust as to ignite inflationary pressures.

By the third quarter of 1998, however, a dramatic shift in market sentiment was evident. Uncertainty in the world economies resulted in vulnerability in our domestic equity market, and led to a substantial flight to quality to U.S. Treasury securities across the yield curve. Economic trouble spread to include Russia and Latin America, and what had been perceived to have been a fairly modest drag on the U.S. economies, as a result of the remote Asian crisis, now became an overpowering influence on the market and expectations regarding future U.S. growth. Although economic fundamentals still remained fairly positive in this environment, fear dominated market sentiment over this reporting period.

Expectations regarding the direction of the next change in monetary policy did an abrupt about-face over the reporting period. The Fed had adopted a tightening bias in March, a reflection of their underlying concern about inflationary pressures. By August, the Fed had removed it's tightening bias as Fed officials perceived that the risks to the economy had become more balanced. By late August, however, market expectations that the Fed might eventually need to ease monetary policy to help the U.S. economy along, as a result of the world economic struggles, had begun to grow. This expectation intensified throughout September, and at the September 29,1998, Federal Open Market Committee ("FOMC") meeting, the Fed voted to ease monetary policy by a modest 25 basis points. The Fed followed that move with another 25 basis point ease on October 15, 1998, which brought the Federal Funds Target Rate down to 5.00%. The Fed also voted to cut the discount rate by the same magnitude, from 5.00% to 4.75%, at that time. And finally, in mid-November, the Fed voted once again at its November 17, 1998 FOMC meeting to reduce the Federal Funds Target Rate and the discount rate by 25 basis points. These moves were a reflection of concern over the potential economic impact that the crises in foreign economies would have on U.S. domestic growth, as well as with the liquidity/credit crisis evident in the fixed-income markets.

Short-term interest rates reflected the turmoil and shift in monetary policy over the reporting period. From June through August, the yield on the three-month Treasury bill traded within a range of 5.00% - 5.25%, driven by technical supply factors rather than market sentiment. By mid-August, however, the trouble in the Asian economies had broadened to include Russia and Latin America, and a flight to quality to U.S. Treasury securities from investors seeking a safe haven became evident. The three-month bill declined steadily in ensuing weeks to 3.60% in mid-October, around the time of the second easing step by the Fed. The yield decline was exacerbated by the overall decline in issuance of Treasury securities due to the improving federal budget picture. The sudden inter-meeting move by the Fed in October, coupled with the added insurance of the ease in November, had the desired affect of calming the turbulent financial markets, however, and the three-month bill retraced some of the flight to quality influence to end the reporting period at 4.50%.

Over the reporting period, the fund was targeted in a 35 to 45 day average maturity range, reflecting the relatively expensive nature of the short-term Treasury yield curve. The average maturity of the fund varied within that range according to relative value opportunities available in the Treasury market. The fund remained barbelled in structure, combining a significant position in overnight and term repurchase agreements with purchases of Treasury securities-- predominantly Treasury notes--with 6 to 13 month maturities. We believe the 75 basis point cumulative easing in monetary policy by the Fed should be sufficient, for now, to provide comfort to the market that the economy will be able to withstand the drag from overseas. As a result, the Fed should remain on the sidelines in the near term until additional light is shed on the health of the economy and its longer term prospects for growth.

 * This rating is obtained after S&P evaluates a number of factors including credit quality, market price exposure and management. S&P monitors the portfolio weekly for development that could cause changes in the ratings. Ratings are subject to change, and do not remove market risks.

** Money market funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risks.

                            PORTFOLIO OF INVESTMENTS

                            Treasury Cash Series II
                         November 30, 1998 (unaudited)



Principal

Amount                                                                                                                   Value

Short-Term U.S. Treasury Obligations--22.0%
(a)U.S. Treasury Bills--5.2%

                $11,000,000  4.410% - 4.860%, 12/15/1998 - 1/21/1999                                                  $ 10,974,853
U.S. Treasury Notes--16.8%
                 35,650,000  5.625% - 7.000%, 3/31/1999 - 11/30/1999                                                    35,899,216
                             Total Short-Term U.S. Treasury Obligations                                                 46,874,069
(b)Repurchase Agreements--85.6%

                  9,000,000  ABN AMRO Chicago Corp., 5.300%, dated 11/30/1998, due 12/1/1998                             9,000,000
                 10,000,000  Barclays de Zoete Wedd Securities, Inc., 5.300%, dated 11/30/1998, due 12/1/1998           10,000,000
                 10,000,000  Bear, Stearns and Co., 5.380%, dated 11/30/1998, due 12/1/1998                             10,000,000
                 10,000,000  CIBC Wood Gundy Securities Corp., 5.300%, dated 11/30/1998, due 12/1/1998                  10,000,000
                  3,500,000  (c)Deutsche Bank Government Securities, Inc., 4.800%, dated 10/29/1998, due 12/8/1999       3,500,000
                 16,900,000  Deutsche Bank Government Securities, Inc., 5.320%, dated 11/30/1998, due 12/1/1998         16,900,000
                 10,000,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.350%, dated 11/30/1998, due 12/1/1998   10,000,000
                 10,000,000  First Union Capital Markets, 5.350%, dated 11/30/1998, due 12/1/1998                       10,000,000
                  5,000,000  (c)Goldman Sachs Group, LP, 4.88%, dated 11/30/1998, due 2/3/1999                           5,000,000
                  8,000,000  (c)Goldman Sachs Group, LP, 5.100%, dated 10/8/1998, due 1/6/1999                           8,000,000
                 10,000,000  Greenwich Capital Markets, Inc., 5.350%, dated 11/30/1998, due 12/1/1998                   10,000,000
                  5,000,000  (c)J.P. Morgan & Co., Inc., 4.740%, dated 11/17/1998, due 2/17/1999                         5,000,000
                 10,000,000  Paribas Corp., 5.350%, dated 11/30/1998, due 12/1/1998                                     10,000,000
                 10,000,000  Salomon Brothers, Inc., 5.350%, dated 11/30/1998, due 12/1/1998                            10,000,000
                 10,000,000  Societe Generale Securities Corp., 5.350%, dated 11/30/1998, due 12/1/1998                 10,000,000
                 10,000,000  Toronto Dominion Securities (USA) Inc., 5.350%, dated 11/30/1998, due 12/1/1998            10,000,000
                  5,000,000  (c)Warburg Dillon Reed LLC, 4.740%, dated 11/19/1998, due 2/18/1999                         5,000,000
                 30,000,000  Warburg Dillon Reed LLC, 5.370%, dated 11/30/1998, due 12/1/1998                           30,000,000
                             Total Repurchase Agreements                                                               182,400,000
                             Total Investments (at amortized cost)(d)                                                 $229,274,069


 (a) Each issue shows the rate of discount at the time of purchase.

 (b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

 (d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($213,165,761) at November 30, 1998.

The following acronyms are used throughout this portfolio:

LLC--Limited Liability Corporation
LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                            Treasury Cash Series II
                         November 30, 1998 (unaudited)


Assets:
Investments in repurchase agreements                               $182,400,000
Investments in securities                                            46,874,069
Total investments in securities, at amortized cost and value                     $229,274,069
Cash                                                                                   11,512
Income receivable                                                                     504,817

  Total assets                                                                    229,790,398
Liabilities:
Payable for investments purchased                                  $ 15,990,395
Income distribution payable                                             579,169
Accrued expenses                                                         55,073
  Total liabilities                                                                16,624,637
Net Assets for 213,165,761 shares outstanding                                    $213,165,761

Net Asset Value, Offering Price, and Redemption Proceeds Per
 Share:

$213,165,761 / 213,165,761 shares outstanding                                           $1.00

(See Notes which are an integral part of the Financial Statements)

                            STATEMENT OF OPERATIONS

                            Treasury Cash Series II
                 Six Months Ended November 30, 1998 (unaudited)


Investment Income:
Interest                                                                       $5,395,098

Expenses:

Investment advisory fee                                             $500,099
Administrative personnel and services fee                             75,415
Custodian fees                                                        21,496
Transfer and dividend disbursing agent fees and expenses              24,517
Directors'/Trustees' fees                                              2,825
Auditing fees                                                          6,590
Legal fees                                                             2,472
Portfolio accounting fees                                             35,475
Distribution services fee                                            193,038
Share registration costs                                              12,418
Printing and postage                                                   5,031
Insurance premiums                                                     1,892
Miscellaneous                                                            633
  Total expenses                                                     881,901
Waivers --

  Waiver of investment advisory fee                                  (51,736)
    Net expenses                                                                  830,165
      Net investment income                                                    $4,564,933


(See Notes which are an integral part of the Financial Statements)

                       STATEMENT OF CHANGES IN NET ASSETS

                            Treasury Cash Series II


                                                                                 Six Months
                                                                                   Ended

                                                                                (unaudited)        Year Ended
                                                                             November 30, 1998    May 31, 1998

Increase (Decrease) in Net Assets:

Operations--

Net investment income                                                            $   4,564,933   $  12,532,262
Distributions to Shareholders--
Distributions from net investment income                                            (4,564,933)    (12,532,262)
Share Transactions--

Proceeds from sale of shares                                                       459,770,872     755,859,593
Net asset value of shares issued to shareholders in
payment of distributions declared                                                    2,026,572       7,918,633
Cost of shares redeemed                                                           (475,298,710)   (880,182,180)
  Change in net assets resulting from share transactions                           (13,501,266)   (116,403,954)
    Change in net assets                                                           (13,501,266)   (116,403,954)
Net Assets:

Beginning of period                                                                226,667,027     343,070,981
End of period                                                                    $ 213,165,761   $ 226,667,027

(See Notes which are an integral part of the Financial Statements)

                              FINANCIAL HIGHLIGHTS

                            Treasury Cash Series II

(For a share outstanding throughout each period)


                                                        Six Months
                                                           Ended

                                                        (unaudited)

                                                       November 30,                    Year Ended May 31,
                                                           1998         1998       1997       1996       1995       1994
Net asset value, beginning of period                       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations
  Net investment income                                        0.02       0.05       0.05       0.05       0.04       0.02
Less distributions
  Distributions from net investment income                    (0.02)      0.05)     (0.05)     (0.05)     (0.04)     (0.02)
Net asset value, end of period                             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total return(a)                                                2.32%      4.88%      4.65%      4.97%      4.47%      2.47%
Ratios to average net assets
  Expenses                                                     0.83%*     0.83%      0.85%      0.86%      0.88%      0.89%
  Net investment income                                        4.56%*     4.76%      4.55%      4.83%      4.40%      2.42%
  Expense waiver/reimbursement(b)                              0.05%*     0.02%      0.01%      0.01%      0.00%      0.05%
Supplemental data

  Net assets, end of period (000 omitted)                  $213,166   $226,667   $343,071   $402,378   $243,651   $229,882

  * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                         NOTES TO FINANCIAL STATEMENTS

                            Treasury Cash Series II
                         November 30, 1998 (unaudited)

Organization

Cash Trust Series II (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no revisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and financial fractional shares of beneficial interest (without par value). At November 30, 1998, capital paid-in aggregated $213,165,761. Transactions in capital stock were as follows:


                                                            Six Months

                                                        Ended November 30,
                                                        1998           1997

Shares sold                                         459,770,872    755,859,593
Shares issued to shareholders in payment of           2,026,572      7,918,633

 distributions declared

Shares redeemed                                    (475,298,710)  (880,182,180)
Net change resulting from share transactions        (13,501,266)  (116,403,954)


Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley

                              John T. Conroy, Jr.
                            Nicholas P. Constantakis

                              William J. Copeland
                             J. Christopher Donahue

                              James E. Dowd, Esq.
                            Lawrence D. Ellis, M.D.

                         Edward L. Flaherty, Jr., Esq.
                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.
                                Wesley W. Posvar

                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman

                               Richard B. Fisher
                                   President

                             J. Christopher Donahue
                            Executive Vice President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                            Executive Vice President

                                 and Secretary

                               Richard J. Thomas
                                   Treasurer

                             Nicholas J. Seitanakis
                              Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[LOGO] FEDERATED INVESTORS

       Treasury Cash Series II

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Semi-Annual Report
to Shareholders
November 30, 1998

Cusip 147552301
1121606 (1/99)

 [LOGO]
RECYCLED

 PAPER